UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03752

The Managers Funds

(Exact name of registrant as specified in charter)

800 Connecticut Avenue,

Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue,

Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: May 31

Date of reporting period: June 1, 2012 – November 30, 2012 (Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

Managers Funds

November 30, 2012

Managers Cadence Capital Appreciation Fund

Managers Cadence Mid-Cap Fund

Managers Cadence Emerging Companies Fund

SAR065-1112

Managers Funds

Semi-Annual Report — November 30, 2012 (unaudited)

TABLE OF CONTENTS	Page

ABOUT YOUR FUND’S EXPENSES	4

FUND PERFORMANCE	6

FUND SNAPSHOTS & SCHEDULES OF PORTFOLIO INVESTMENTS	8

Managers Cadence Capital Appreciation Fund	8
Managers Cadence Mid-Cap Fund	11
Managers Cadence Emerging Companies Fund	14

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	17

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	18
Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	20
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	21
Detail of changes in assets for the past two fiscal periods

FINANCIAL HIGHLIGHTS	22

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	28

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL APPROVAL OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENT	36

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended November 30, 2012	Expense Ratio for the Period	Beginning Account Value 6/01/2012	Ending Account Value 11/30/2012	Expenses Paid During the Period*
Managers Cadence Capital Appreciation Fund
Class A
Based on Actual Fund Return	1.12%	$1,000	$1,058	$5.78
Hypothetical (5% return before expenses)	1.12%	$1,000	$1,019	$5.67

Class B
Based on Actual Fund Return	1.87%	$1,000	$1,054	$9.63
Hypothetical (5% return before expenses)	1.87%	$1,000	$1,016	$9.45

Class C
Based on Actual Fund Return	1.86%	$1,000	$1,054	$9.58
Hypothetical (5% return before expenses)	1.86%	$1,000	$1,016	$9.40

Class D
Based on Actual Fund Return	1.12%	$1,000	$1,057	$5.78
Hypothetical (5% return before expenses)	1.12%	$1,000	$1,019	$5.67

Institutional Class
Based on Actual Fund Return	0.72%	$1,000	$1,059	$3.72
Hypothetical (5% return before expenses)	0.72%	$1,000	$1,021	$3.65

Administrative Class
Based on Actual Fund Return	0.97%	$1,000	$1,058	$5.00
Hypothetical (5% return before expenses)	0.97%	$1,000	$1,020	$4.91

Class P
Based on Actual Fund Return	0.76%	$1,000	$1,059	$3.92
Hypothetical (5% return before expenses)	0.76%	$1,000	$1,021	$3.85

Class R
Based on Actual Fund Return	1.37%	$1,000	$1,056	$7.06
Hypothetical (5% return before expenses)	1.37%	$1,000	$1,018	$6.93

About Your Fund’s Expenses (continued)

Six Months Ended November 30, 2012	Expense Ratio for the Period	Beginning Account Value 6/01/2012	Ending Account Value 11/30/2012	Expenses Paid During the Period*
Managers Cadence Mid-Cap Fund
Class A
Based on Actual Fund Return	1.12%	$1,000	$1,050	$5.76
Hypothetical (5% return before expenses)	1.12%	$1,000	$1,019	$5.67

Class B
Based on Actual Fund Return	1.87%	$1,000	$1,046	$9.59
Hypothetical (5% return before expenses)	1.87%	$1,000	$1,016	$9.45

Class C
Based on Actual Fund Return	1.86%	$1,000	$1,046	$9.54
Hypothetical (5% return before expenses)	1.86%	$1,000	$1,016	$9.40

Class D
Based on Actual Fund Return	1.12%	$1,000	$1,050	$5.76
Hypothetical (5% return before expenses)	1.12%	$1,000	$1,019	$5.67

Institutional Class
Based on Actual Fund Return	0.72%	$1,000	$1,052	$3.70
Hypothetical (5% return before expenses)	0.72%	$1,000	$1,021	$3.65

Administrative Class
Based on Actual Fund Return	0.97%	$1,000	$1,051	$4.99
Hypothetical (5% return before expenses)	0.97%	$1,000	$1,020	$4.91

Class P
Based on Actual Fund Return	0.74%	$1,000	$1,052	$3.81
Hypothetical (5% return before expenses)	0.74%	$1,000	$1,021	$3.75

Class R
Based on Actual Fund Return	1.37%	$1,000	$1,049	$7.04
Hypothetical (5% return before expenses)	1.37%	$1,000	$1,018	$6.93

Managers Cadence Emerging Companies Fund
Institutional Class
Based on Actual Fund Return	1.42%	$1,000	$1,106	$7.50
Hypothetical (5% return before expenses)	1.42%	$1,000	$1,018	$7.18

Administrative Class
Based on Actual Fund Return	1.67%	$1,000	$1,104	$8.81
Hypothetical (5% return before expenses)	1.67%	$1,000	$1,017	$8.44

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

Fund Performance

Periods ended November 30, 2012 (unaudited)

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended November 30, 2012.

Average Annual Total Returns[1]		Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
Managers Cadence Capital Appreciation Fund[2,3,4,5,6]
Class A	No Load	5.75%	6.74%	(2.64)%	4.75%	4.84%	01/20/97
Class A	With Load	(0.33)%	0.60%	(3.79)%	4.13%	4.45%	01/20/97
Class B	No Load	5.38%	5.96%	(3.37)%	3.96%	4.06%	01/20/97
Class B	With Load	0.38%	0.96%	(3.73)%	3.96%	4.06%	01/20/97
Class C	No Load	5.36%	5.94%	(3.35)%	3.97%	4.07%	01/20/97
Class C	With Load	4.36%	4.94%	(3.35)%	3.97%	4.07%	01/20/97
Class D		5.74%	6.68%	(2.65)%	4.74%	2.78%	04/08/98
Institutional Class		5.93%	7.17%	(2.25)%	5.16%	8.70%	03/08/91
Administrative Class		5.80%	6.89%	(2.50)%	4.90%	6.34%	07/31/96
Class P		5.92%	7.09%	—	—	0.43%	07/07/08
Class R		5.61%	6.45%	(2.89)%	—	4.96%	12/31/02
Russell 1000® Growth Index[7]		7.58%	14.92%	3.06%	6.76%	— [8]	03/08/91	†

Managers Cadence Mid-Cap Fund[2,4,9,10]
Class A	No Load	5.02%	5.94%	(1.17)%	7.09%	6.38%	01/13/97
Class A	With Load	(1.02)%	(0.15)%	(2.33)%	6.46%	5.97%	01/13/97
Class B	No Load	4.63%	5.13%	(1.91)%	6.29%	5.58%	01/13/97
Class B	With Load	(0.37)%	0.13%	(2.27)%	6.29%	5.58%	01/13/97
Class C	No Load	4.60%	5.15%	(1.91)%	6.30%	5.58%	01/13/97
Class C	With Load	3.60%	4.15%	(1.91)%	6.30%	5.58%	01/13/97
Class D		5.04%	5.91%	(1.17)%	7.10%	4.53%	04/08/98
Institutional Class		5.24%	6.36%	(0.78)%	7.52%	9.47%	08/26/91
Administrative Class		5.11%	6.10%	(1.02)%	7.26%	9.11%	11/30/94
Class P		5.21%	6.25%	—	—	1.27%	07/07/08
Class R		4.89%	5.64%	(1.42)%	—	7.24%	12/31/02
Russell Midcap® Growth Index[11]		7.24%	12.06%	2.92%	9.44%	— [12]	08/26/91	†

Managers Cadence Emerging Companies Fund[2,4,6,13]
Institutional Class		10.55%	14.92%	4.04%	8.86%	10.92%	06/25/93
Administrative Class		10.40%	14.67%	3.78%	8.58%	9.00%	04/01/96
Russell Microcap® Growth Index[14]		8.52%	14.45%	0.76%	7.16%	— [16]	06/25/93	†
Russell 2000® Growth Index[15]		7.64%	11.13%	3.03%	8.71%	6.25%[17]	06/25/93	†

Fund Performance

Periods ended November 30, 2012 (continued)

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

Performance differences among the share classes are due to differences in sales charge structures and class expenses. Returns shown reflect maximum sales charge of 5.75% on Class A shares. Maximum sales charge on Class B shares is 5.00% up to six years from the date of purchase. Class C shares held for less than one year are subject to a 1.00% contingent deferred sales charge (CDSC).

Investors should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. For this and other information, please call (800) 835-3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Funds are distributed by Managers Distributors Inc., a member of FINRA.

*	Not annualized.
†	Date reflects inception date of the Fund, not the index.
[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of November 30, 2012. All returns are in U.S. dollars ($).

[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]	A greater percentage of the Fund’s holdings may be focused in a smaller number of securities which may place the Fund at greater risk than a more diversified fund.
[4]

The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.

[5]

The Fund invests in large-capitalization companies that may underperform other stock funds (such as funds that focus on small- and medium-capitalization companies) when stocks of large-capitalization companies are out of favor.

[6]

The Fund is subject to special risk considerations similar to those associated with the direct ownership of real estate. Real estate valuations may be subject to factors such as changing general and local economic, financial, competitive, and environmental conditions.

[7]

The Russell 1000® Growth Index is a market capitalization weighted index that measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 1000® Growth Index is unmanaged, is not available for investment and does not incur expenses.

[8]	Since the Russell 1000® Growth Index’s Inception date of June 1, 1995, the average annual total return for the index was 6.93%
[9]

The Fund is subject to risks associated with investments in mid-capitalization companies such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.

[10]

The Fund is subject to special risk considerations similar to those associated with the direct ownership of real estate. Real estate valuations may be subject to factors such as changing general and local economic, financial, competitive, and environmental conditions.

[11]

The Russell Midcap® Growth Index measures the performance of the Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index. Unlike the Fund, the Index is unmanaged, is not available for investment, and does not incur expenses.

[12]	Since the Russell Midcap® Growth Index’s inception date of June 1, 1995, the average annual total return for the index was 8.26%.
[13]

The Fund is subject to risks associated with investments in small-capitalization companies such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.

[14]

The Russell Microcap® Growth Index measures the performance of the microcap growth segment of the U.S. equity market. It includes those Russell Microcap Index companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Index is unmanaged, is not available for investment, and does not incur expenses.

[15]

The Russell 2000® Growth Index measures the performance of the Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Index is unmanaged, is not available for Investment, and does not incur expenses.

[16]	Since the Russell Microcap® Growth Index’s Inception date of June 30, 2000, the average annual total return for the index was 0.82%.
[17]	Average annual total return was calculated from June 30, 1993.

The Russell 1000® Growth Index, Russell MidCap® Growth Index is a registered trademark of Russell Investments. Russell® is a trademark of Russell Investments.

Not FDIC insured, nor bank guaranteed. May lose value.

Managers Cadence Capital Appreciation Fund

Fund Snapshots

November 30, 2012

Portfolio Breakdown (unaudited)

Industry	Managers Cadence Capital Appreciation Fund**	Russell 1000® Growth Index
Information Technology	34.1%	31.1%
Consumer Discretionary	18.4%	16.8%
Health Care	12.2%	12.0%
Consumer Staples	8.6%	13.0%
Industrials	8.1%	12.3%
Energy	6.3%	4.0%
Financials	6.0%	4.4%
Materials	2.2%	3.9%
Telecommunication Services	0.0%	2.3%
Utilities	0.0%	0.2%
Other Assets and Liabilities	4.1%	0.0%

**	As a percentage of net assets

Top Ten Holdings (unaudited)

Security Name	% of Net Assets
Apple, Inc.	4.8%
International Business Machines Corp.	3.8
Philip Morris International, Inc.	2.8
Google, Inc., Class A*	2.7
Microsoft Corp.	2.3
JPMorgan Chase & Co.*	1.9
QUALCOMM, Inc.*	1.9
McDonald’s Corp.	1.9
Occidental Petroleum Corp.*	1.8
Abbott Laboratories	1.7

Top Ten as a Group	25.6%

*	Top Ten Holding at May 31, 2012

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Managers Cadence Capital Appreciation Fund

Schedule of Portfolio Investments

November 30, 2012 (unaudited)

	Shares	Value
Common Stocks—95.9%
Consumer Discretionary—18.4%
Bed Bath & Beyond, Inc.*	46,768	$2,746,217
CBS Corp., Class B	150,177	5,403,368
Coach, Inc.	99,795	5,772,143
Genuine Parts Co.	74,364	4,840,353
Harley-Davidson, Inc.	104,995	4,930,565
Limited Brands, Inc.	81,181	4,233,589
McDonald’s Corp.	91,594	7,972,342
NIKE, Inc., Class B	52,922	5,158,837
Nordstrom, Inc.	87,216	4,717,513
Omnicom Group, Inc.	121,718	6,054,253
priceline.com, Inc.*	9,107	6,039,398
Ralph Lauren Corp.	32,770	5,147,839
Starbucks Corp.	103,213	5,353,658
TJX Cos., Inc.	117,008	5,188,135
Walt Disney Co., The	98,930	4,912,864
Total Consumer Discretionary		78,471,074
Consumer Staples—8.6%
Church & Dwight Co., Inc.	90,050	4,876,208
Coca-Cola Co., The	148,511	5,631,537
Costco Wholesale Corp.	33,278	3,460,579
CVS Caremark Corp.	127,264	5,919,049
Mondelez International, Inc., Class A	190,190	4,924,019
Philip Morris International, Inc.	130,782	11,754,686
Total Consumer Staples		36,566,078
Energy—6.3%
Anadarko Petroleum Corp.	45,655	3,341,489
Chevron Corp.	47,554	5,025,982
Halliburton Co.	164,037	5,470,634
National Oilwell Varco, Inc.	73,947	5,050,580
Occidental Petroleum Corp.	105,198	7,911,942
Total Energy		26,800,627
Financials—6.0%
JPMorgan Chase & Co.	201,921	8,294,915
Northern Trust Corp.	130,681	6,275,302
T. Rowe Price Group, Inc.	80,478	5,204,512
Wells Fargo & Co.	180,695	5,964,742
Total Financials		25,739,471
Health Care—12.2%
Abbott Laboratories	108,765	7,069,725
Agilent Technologies, Inc.	139,494	5,341,225
Biogen Idec, Inc.*	27,128	4,044,514
Cardinal Health, Inc.	101,383	4,100,942

	Shares	Value
Cooper Cos., Inc., The	20,999	$1,993,645
Covidien PLC	108,762	6,320,160
Intuitive Surgical, Inc.*	10,638	5,627,502
Johnson & Johnson	94,446	6,585,720
Medtronic, Inc.	115,230	4,852,335
Stryker Corp.	109,294	5,919,363
Total Health Care		51,855,131
Industrials—8.1%
Chicago Bridge & Iron Co., N.V.	138,418	5,623,923
Cummins, Inc.	35,459	3,480,655
Honeywell International, Inc.	79,667	4,885,977
Joy Global, Inc.	64,422	3,671,410
Norfolk Southern Corp.	52,154	3,149,059
PACCAR, Inc.	90,692	3,985,006
Parker Hannifin Corp.	61,155	5,023,883
United Technologies Corp.	61,184	4,901,450
Total Industrials		34,721,363
Information Technology—34.1%
Accenture PLC, Class A	71,359	4,846,703
Adobe Systems, Inc.*	145,762	5,044,823
Amphenol Corp., Class A	86,929	5,382,644
Apple, Inc.	34,944	20,452,024
Citrix Systems, Inc.*	85,321	5,218,232
Cognizant Technology Solutions Corp., Class A*	80,517	5,413,158
EMC Corp.*	228,562	5,672,909
Fortinet, Inc.*	281,044	5,615,259
Google, Inc., Class A*	16,664	11,637,638
International Business Machines Corp.	84,682	16,095,508
Intuit, Inc.	90,613	5,428,625
Microsoft Corp.	366,946	9,768,103
Paychex, Inc.	146,136	4,755,265
QUALCOMM, Inc.	128,269	8,160,474
Red Hat, Inc.*	123,271	6,089,587
Teradata Corp.*	110,526	6,574,086
TIBCO Software, Inc.*	238,853	5,983,268
Trimble Navigation, Ltd.*	44,764	2,490,669
Visa, Inc., Class A	34,582	5,177,271
VMware, Inc., Class A*	64,488	5,865,184
Total Information Technology		145,671,430
Materials—2.2%
CF Industries Holdings, Inc.	19,121	4,092,468
Cliffs Natural Resources, Inc.	45,899	1,319,596

The accompanying notes are an integral part of these financial statements.

Managers Cadence Capital Appreciation Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Materials—2.2% (continued)
Freeport-McMoRan Copper & Gold, Inc.	98,450	$3,840,535
Total Materials		9,252,599
Total Common Stocks (cost $396,990,072)		409,077,773

	Shares	Value
Other Investment Companies—0.2%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.06% (cost $953,101)	953,101	$953,101
Total Investments—96.1% (cost $397,943,173)		410,030,874
Other Assets, less Liabilities—3.9%		16,631,379
Net Assets—100.0%		$426,662,253

The accompanying notes are an integral part of these financial statements.

Managers Cadence Mid-Cap Fund

Fund Snapshots

November 30, 2012

Portfolio Breakdown (unaudited)

Industry	Managers Cadence Mid-Cap Fund**	Russell Midcap® Growth Index
Consumer Discretionary	27.7%	25.6%
Information Technology	22.3%	16.5%
Health Care	11.8%	13.2%
Industrials	9.9%	15.1%
Financials	7.9%	7.4%
Consumer Staples	7.4%	8.0%
Energy	5.3%	5.2%
Materials	3.7%	6.5%
Telecommunication Services	1.0%	1.8%
Utilities	0.0%	0.7%
Other Assets and Liabilities	3.0%	0.0%

**	As a percentage of net assets

Top Ten Holdings (unaudited)

Security Name	%of Net Assets
Beam, Inc.	2.0%
T. Rowe Price Group, Inc.	2.0
Intuit, Inc.	1.8
Watson Pharmaceuticals, Inc.*	1.7
F5 Networks, Inc.	1.5
Foot Locker, Inc.	1.5
Dollar General Corp.	1.4
Brinker International,, Inc.	1.4
Teradata Corp.	1.4
Ulta Salon Cosmetics & Fragrance, Inc.	1.4

Top Ten as a Group	16.1%

*	Top Ten Holding at May 31, 2012

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Managers Cadence Mid-Cap Fund

Schedule of Portfolio Investments

November 30, 2012 (unaudited)

	Shares	Value
Common Stocks—97.0%
Consumer Discretionary—27.7%
American Eagle Outfitters, Inc.	281,990	$5,978,188
Bally Technologies, Inc.*	105,200	4,748,728
BorgWarner, Inc.*	87,530	5,803,239
Brinker International, Inc.	225,910	6,766,005
Chico’s FAS, Inc.	250,557	4,672,888
Dick’s Sporting Goods, Inc.	114,790	6,027,623
Dollar General Corp.*	137,120	6,856,000
DSW, Inc., Class A	70,040	4,764,821
Foot Locker, Inc.	197,340	7,072,666
Genesco, Inc.*	104,740	5,795,264
Gentex Corp.	205,780	3,652,595
Jarden Corp.*	44,430	2,350,791
Limited Brands, Inc.	94,558	4,931,200
Michael Kors Holdings, Ltd.*	116,810	6,208,452
O’Reilly Automotive, Inc.*	52,830	4,970,246
Panera Bread Co., Class A*	28,680	4,603,140
PetSmart, Inc.	54,540	3,853,796
PulteGroup, Inc.*	278,806	4,686,729
Ralph Lauren Corp.	31,720	4,982,895
Ross Stores, Inc.	94,730	5,392,032
Scripps Networks Interactive, Inc., Class A	103,090	6,086,434
Toll Brothers, Inc.*	85,803	2,731,968
Ulta Salon Cosmetics & Fragrance, Inc.	65,840	6,602,435
VF Corp.	35,980	5,775,150
Wyndham Worldwide Corp.	127,600	6,263,884
Total Consumer Discretionary		131,577,169
Consumer Staples—7.4%
Beam, Inc.	169,560	9,514,012
Fresh Market, Inc., The*	116,377	6,031,820
Herbalife, Ltd.	101,400	4,661,358
Hershey Co., The	77,690	5,692,346
McCormick & Co., Inc.	71,170	4,594,735
United Natural Foods, Inc.*	86,350	4,470,340
Total Consumer Staples		34,964,611
Energy—5.3%
Cabot Oil & Gas Corp.	98,370	4,633,227
HollyFrontier Corp.	105,690	4,790,928
Oceaneering International, Inc.	105,420	5,553,526
Oil States International, Inc.*	81,550	5,767,216
Whiting Petroleum Corp.*	109,530	4,593,688
Total Energy		25,338,585
Financials—7.9%
CBL & Associates Properties, Inc.	216,430	4,871,839
Huntington Bancshares, Inc.	762,510	4,689,437
Marsh & McLennan Cos., Inc.	132,260	4,658,197

	Shares	Value
Signature Bank*	65,560	$4,599,690
SVB Financial Group*	84,030	4,640,137
T. Rowe Price Group, Inc.	143,410	9,274,325
Taubman Centers, Inc.	58,520	4,533,544
Total Financials		37,267,169
Health Care—11.8%
Agilent Technologies, Inc.	171,700	6,574,393
AmerisourceBergen Corp.	118,620	5,008,136
Catamaran Corp.*	121,490	5,915,348
Cooper Cos., Inc., The	47,160	4,477,370
Endo Health Solutions, Inc.*	165,220	4,735,205
Patterson Cos., Inc.	135,170	4,609,297
Salix Pharmaceuticals, Ltd.*	111,810	4,791,058
Waters Corp.*	73,690	6,230,489
Watson Pharmaceuticals, Inc.*	90,170	7,935,862
Zimmer Holdings, Inc.	85,850	5,663,524
Total Health Care		55,940,682
Industrials—9.9%
Joy Global, Inc.	59,290	3,378,937
Kansas City Southern	57,430	4,488,155
KBR, Inc.	140,890	3,916,742
Kirby Corp.*	85,260	4,934,849
Pall Corp.	86,590	5,150,373
Stericycle, Inc.*	61,050	5,706,343
TransDigm Group, Inc.	37,260	5,068,105
Valmont Industries, Inc.	34,250	4,783,355
Wabtec Corp.	57,490	4,864,804
Waste Connections, Inc.	145,010	4,773,729
Total Industrials		47,065,392
Information Technology—22.3%
Alliance Data Systems Corp.*	44,270	6,308,032
Amphenol Corp., Class A	75,950	4,702,824
Bankrate, Inc.*	308,916	3,716,259
Cadence Design Systems, Inc.*	363,220	4,623,791
F5 Networks, Inc.*	77,290	7,240,527
FleetCor Technologies, Inc.*	43,631	2,277,102
Fortinet, Inc.*	284,950	5,693,301
Fusion-io, Inc.*	100,800	2,351,664
Gartner, Inc.*	72,170	3,455,500
Intuit, Inc.	142,390	8,530,585
LSI Corp.*	367,230	2,475,130
Maxim Integrated Products, Inc.	168,940	4,931,359
MICROS Systems, Inc.*	135,370	5,883,180
NCR Corp.*	228,280	5,462,740
NetApp, Inc.*	145,410	4,610,951
Red Hat, Inc.*	126,960	6,271,824
SolarWinds, Inc.*	84,070	4,710,442

The accompanying notes are an integral part of these financial statements.

Managers Cadence Mid-Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology—22.3% (continued)
Synopsys, Inc.*	115,740	$3,796,272
Teradata Corp.*	111,890	6,655,217
TIBCO Software, Inc.*	241,364	6,046,168
Trimble Navigation, Ltd.*	107,730	5,994,097
Total Information Technology		105,736,965
Materials—3.7%
Ball Corp.	105,500	4,714,795
CF Industries Holdings, Inc.	27,650	5,917,930
Crown Holdings, Inc.*	24,006	896,624
Rockwood Holdings, Inc.	130,430	5,982,824
Total Materials		17,512,173

	Shares	Value
Telecommunication Services—1.0%
Crown Castle International Corp.*	70,420	$4,754,758
Total Common Stocks (cost $433,146,820)		460,157,504
Other Investment Companies—2.1%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.06% (cost $10,025,843)	10,025,843	10,025,843
Total Investments—99.1% (cost $443,172,663)		470,183,347
Other Assets, less Liabilities—0.9%		4,297,710
Net Assets—100.0%		$474,481,057

The accompanying notes are an integral part of these financial statements.

Managers Cadence Emerging Companies Fund

Fund Snapshots

November 30, 2012

Portfolio Breakdown (unaudited)

Industry	Managers Cadence Emerging Companies Fund**	Russell Microcap® Growth Index	Russell 2000® Growth Index
Health Care	25.0%	34.2%	20.7%
Information Technology	21.4%	19.3%	21.8%
Industrials	14.2%	12.4%	17.8%
Consumer Discretionary	12.5%	12.0%	16.4%
Financials	6.8%	5.4%	7.1%
Energy	5.4%	3.7%	5.5%
Telecommunication Services	4.1%	2.9%	0.8%
Consumer Staples	3.9%	3.1%	4.9%
Materials	2.4%	6.2%	4.7%
Utilities	0.0%	0.8%	0.3%
Other Assets and Liabilities	4.3%	0.0%	0.0%

**	As a percentage of net assets

Top Ten Holdings (unaudited)

Security Name	%of Net Assets
ReachLocal, Inc.	1.4%
BofI Holding, Inc.	1.3
Cavco Industries, Inc.	1.3
Inventure Foods, Inc.	1.3
Triangle Petroleum Corp.	1.3
Guidance Software, Inc.	1.3
SciQuest, Inc.*	1.2
Lionbridge Technologies, Inc.	1.2
Oplink Communications, Inc.	1.2
Kona Grill, Inc.*	1.2
Top Ten as a Group	12.7%

*	Top Ten Holding at May 31, 2012

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

Managers Cadence Emerging Companies Fund

Schedule of Portfolio Investments

November 30, 2012 (unaudited)

	Shares	Value
Common Stocks—95.7%
Consumer Discretionary—12.5%
Cache, Inc.*	49,299	$121,276
Cavco Industries, Inc.*	8,440	434,660
Crown Crafts, Inc.	56,490	328,772
Del Frisco’s Restaurant Group, Inc.*	24,060	356,329
Destination Maternity Corp.	12,892	286,460
Drew Industries, Inc.*	11,890	385,949
Fiesta Restaurant Group, Inc.*	25,860	389,193
Gentherm, Inc.*	25,190	304,547
Kona Grill, Inc.*	48,690	409,483
LIN TV Corp., Class A*	60,074	389,279
ReachLocal, Inc.*	41,263	452,242
Tilly’s, Inc., Class A*	25,010	330,882
Total Consumer Discretionary		4,189,072
Consumer Staples—3.9%
Inventure Foods, Inc.*	66,660	432,623
J&J Snack Foods Corp.	5,320	334,628
Orchids Paper Products Co.	8,560	181,729
Pantry, Inc., The*	28,150	361,446
Total Consumer Staples		1,310,426
Energy—5.4%
Double Eagle Petroleum Co.*	49,290	210,961
Gulf Island Fabrication, Inc.	6,350	147,765
RigNet, Inc.*	19,450	373,829
Triangle Petroleum Corp.*	66,540	415,875
Vaalco Energy, Inc.*	37,850	320,589
Willbros Group, Inc.*	68,550	344,807
Total Energy		1,813,826
Financials—6.8%
BofI Holding, Inc.*	16,320	435,091
Bryn Mawr Bank Corp.	15,720	338,452
Epoch Holding Corp.	12,750	279,353
HFF, Inc., Class A*	10,889	161,484
Marlin Business Services Corp.	20,348	352,020
Virtus Investment Partners, Inc.*	3,350	384,781
Wilshire Bancorp, Inc.*	57,580	333,388
Total Financials		2,284,569
Health Care—25.0%
Affymax, Inc.*	16,370	400,083
AMN Healthcare Services, Inc.*	33,637	367,652
Auxilium Pharmaceuticals, Inc.*	11,450	219,153
BioScrip, Inc.*	32,780	337,634
Conceptus, Inc.*	17,430	362,718
Cumberland Pharmaceuticals, Inc.*	59,150	264,992
Cynosure, Inc., Class A*	17,430	392,524
Derma Sciences, Inc.*	29,230	332,930

	Shares	Value
Dyax Corp.*	109,800	$359,046
Ensign Group, Inc., The	11,950	308,191
Immunomedics, Inc.*	95,155	303,544
National Research Corp.	5,999	322,626
Omnicell, Inc.*	16,320	249,206
OraSure Technologies, Inc.*	52,484	404,127
Pacira Pharmaceuticals, Inc.*	22,210	378,680
Palomar Medical Technologies, Inc.*	2,191	19,872
Pernix Therapeutics Holdings*	44,280	344,941
Quidel Corp.*	16,547	290,069
Raptor Pharmaceutical Corp.*	67,210	355,541
Repligen Corp.*	26,620	171,699
Rigel Pharmaceuticals, Inc.*	40,660	337,478
RTI Biologics, Inc.*	78,750	352,012
Spectranetics Corp.*	25,260	363,744
SurModics, Inc.*	19,105	384,775
Synergetics USA, Inc.*	84,200	359,534
Trius Therapeutics, Inc.*	79,620	381,380
Total Health Care		8,364,151
Industrials—14.2%
Aceto Corp.	38,080	379,658
Apogee Enterprises, Inc.	16,560	379,555
Astronics Corp.*	1	12
CDI Corp.	18,420	304,298
Ceco Environmental Corp.	28,539	265,983
Flow International Corp.*	114,080	359,352
Franklin Covey Co.*	23,978	295,649
GP Strategies Corp.*	15,682	314,424
H&E Equipment Services, Inc.	22,430	348,787
Hudson Technologies, Inc.*	95,860	310,586
Mueller Water Products, Inc., Class A	60,520	337,702
Roadrunner Transportation Systems, Inc.*	19,390	349,214
Taser International, Inc.*	40,220	332,217
Thermon Group Holdings, Inc.*	15,050	372,186
WageWorks, Inc.*	21,265	392,765
Total Industrials		4,742,388
Information Technology—21.4%
Alliance Fiber Optic Products, Inc.	34,903	402,781
CalAmp Corp.*	42,310	366,828
ClickSoftware Technologies, Ltd.	42,010	314,235
Computer Task Group, Inc.*	18,330	334,339
Datalink Corp.*	39,900	344,736
Electro Scientific Industries, Inc.	28,970	314,035
Ellie Mae, Inc.*	15,280	379,250
Guidance Software, Inc.*	37,150	414,223
Inphi Corp.*	40,455	315,549
IXYS Corp.	31,070	251,667

The accompanying notes are an integral part of these financial statements.

Managers Cadence Emerging Companies Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology—21.4% (continued)
Lionbridge Technologies, Inc.*	100,520	$413,137
LRAD Corp.*	95,694	100,479
MaxLinear, Inc., Class A*	68,108	365,740
Monotype Imaging Holdings, Inc.	20,230	309,721
Move, Inc.*	51,140	385,084
Oplink Communications, Inc.*	26,470	410,285
Procera Networks, Inc.*	15,500	320,075
PROS Holdings, Inc.*	17,560	311,339
SciQuest, Inc.*	25,420	414,092
SPS Commerce, Inc.*	8,970	330,634
Web.com Group, Inc.*	23,290	351,912
Total Information Technology		7,150,141
Materials—2.4%
Horsehead Holding Corp.*	37,610	349,773
Landec Corp.*	11,804	118,748
OMNOVA Solutions, Inc.*	44,467	329,945
Total Materials		798,466

	Shares	Value
Telecommunication Services—4.1%
8x8, Inc.*	55,927	$369,118
Boingo Wireless, Inc.*	44,490	315,434
inContact, Inc.*	68,985	358,722
magicJack VocalTec, Ltd.*	17,850	307,199
Total Telecommunication Services		1,350,473
Total Common Stocks (cost $30,806,950)		32,003,512
Other Investment Companies—3.1%[1]
Dreyfus Cash Management Fund, Institutional Class Shares, 0.06% (cost $1,018,203)	1,018,203	1,018,203
Total Investments—98.8% (cost $31,825,153)		33,021,715
Other Assets, less Liabilities—1.2%		416,501
Net Assets—100.0%		$33,438,216

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At November 30, 2012, the approximate cost of investments for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
Managers Cadence Capital Appreciation Fund	$401,554,585	$20,496,822	$(12,020,533)	$8,476,289

Managers Cadence Mid-Cap Fund	445,997,146	40,249,452	(16,063,251)	24,186,201

Managers Cadence Emerging Companies Fund	32,139,262	3,522,369	(2,639,916)	882,453

*	Non-income producing security.
[1]	Yield shown represents the November 30, 2012, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

As of November 30, 2012, the securities in Managers Cadence Capital Appreciation Fund, Managers Cadence Mid-Cap Fund and Managers Cadence Emerging Companies Fund were all valued using Level 1 inputs. For a detailed break-out of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments previously presented in this report.

For the fiscal period ended November 30, 2012, the Funds had no transfers between levels from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

November 30, 2012 (unaudited)

	Managers Cadence Capital Appreciation Fund	Managers Cadence Mid-Cap Fund	Managers Cadence Emerging Companies Fund
Assets:
Investments at value*	$410,030,874	$470,183,347	$33,021,715
Receivable for investments sold	20,274,630	9,802,190	1,087,716
Receivable for Fund shares sold	1,399,550	201,866	29,174
Dividends, interest and other receivables	666,708	311,305	72,055
Receivable from affiliate	34,087	32,360	8,485
Prepaid expenses	81,888	67,823	25,957
Total assets	432,487,737	480,598,891	34,245,102
Liabilities:
Payable for investments purchased	4,237,433	4,603,932	717,598
Payable for Fund shares repurchased	1,108,323	1,049,908	11,733
Accrued expenses:
Investment management and advisory fees	154,937	177,882	33,720
Administrative fees	86,076	98,823	6,744
Distribution fees—Class A	25,204	26,914	n/a
Distribution fees—Class B	2,068	3,419	n/a
Distribution fees—Class C	13,153	10,757	n/a
Distribution fees—Class D	33,070	2,258	n/a
Distribution fees—Class R	1,155	5,265	n/a
Shareholder servicing fees—Class A	15,122	16,149	n/a
Shareholder servicing fees—Class B	310	513	n/a
Shareholder servicing fees—Class C	1,841	1,613	n/a
Shareholder servicing fees—Class D	19,842	1,355	n/a
Shareholder servicing fees—Administrative Class	11,272	16,393	521
Shareholder servicing fees—Class P	99	17	n/a
Shareholder servicing fees—Class R	346	1,580	n/a
Trustees fees and expenses	10,658	7,087	1,424
Other	104,575	93,969	35,146
Total liabilities	5,825,484	6,117,834	806,886
Net Assets	$426,662,253	$474,481,057	$33,438,216
Net Assets Represent:
Paid-in capital	$546,731,055	$539,933,086	$70,414,803
Undistributed net investment income (loss)	2,012,621	764,341	(172,173)
Accumulated net realized loss from investments	(134,169,124)	(93,227,054)	(38,000,976)
Net unrealized appreciation of investments	12,087,701	27,010,684	1,196,562
Net Assets	$426,662,253	$474,481,057	$33,438,216
* Investments at cost	$397,943,173	$443,172,663	$31,825,153

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities

November 30, 2012 (continued)

	Managers Cadence Capital Appreciation Fund		Managers Cadence Mid-Cap Fund		Managers Cadence Emerging Companies Fund
Class A Shares:
Net Assets	$283,471,324		$132,054,184		n/a
Shares outstanding	16,157,362		5,217,481		n/a
Net asset value, offering and redemption price per share	$17.54		$25.31		n/a
Offering price per share based on a maximum sales charge of 5.75% (NAV per share/(100%—5.75%)	$18.61		$26.85		n/a
Class B Shares:
Net Assets	$2,489,368	[1]	$4,128,105	[1]	n/a
Shares outstanding	160,366		187,170		n/a
Net asset value, offering and redemption price per share	$15.52		$22.06		n/a
Class C Shares:
Net Assets	$15,679,405		$13,022,709		n/a
Shares outstanding	1,006,821		590,029		n/a
Net asset value, offering and redemption price per share	$15.57		$22.07		n/a
Class D Shares:
Net Assets	$7,108,008		$11,117,382		n/a
Shares outstanding	411,660		435,909		n/a
Net asset value, offering and redemption price per share	$17.27		$25.50		n/a
Institutional Class Shares:
Net Assets	$57,873,776		$219,975,000		$30,888,076
Shares outstanding	3,174,543		8,145,987		1,280,876
Net asset value, offering and redemption price per share	$18.23		$27.00		$24.11
Administrative Class Shares:
Net Assets	$55,659,262		$79,194,173		$2,550,140
Shares outstanding	3,148,358		3,054,521		113,291
Net asset value, offering and redemption price per share	$17.68		$25.93		$22.51
Class P Shares:
Net Assets	$2,037,541		$2,132,183		n/a
Shares outstanding	112,305		79,284		n/a
Net asset value, offering and redemption price per share	$18.14		$26.89		n/a
Class R Shares:
Net Assets	$2,343,569		$12,857,321		n/a
Shares outstanding	133,916		510,724		n/a
Net asset value, offering and redemption price per share	$17.50		$25.17		n/a

[1]	Effective at the close of business on June 30, 2011, shares are no longer available for purchase.

The accompanying notes are an integral part of these financial statements.

Statement of Operations

For the six months ended November 30, 2012 (unaudited)

	Managers Cadence Capital Appreciation Fund	Managers Cadence Mid-Cap Fund	Managers Cadence Emerging Companies Fund
Investment Income:
Dividend income	$3,532,307	$3,618,176 [1]	$270,541 [2]
Foreign withholding tax	(2,419)	(1,816)	(1,699)
Total investment income	3,529,888	3,616,360	268,842
Expenses:
Investment management and advisory fees	1,059,107	1,141,822	210,065
Administrative fees	588,390	634,343	42,013
Distribution fees—Class A	97,139	170,616	n/a
Distribution fees—Class B	14,054	23,607	n/a
Distribution fees—Class C	95,772	71,132	n/a
Distribution fees—Class D	287,891	16,783	n/a
Distribution fees—Class R	7,887	35,049	n/a
Shareholder servicing fees—Class A	58,284	102,370	n/a
Shareholder servicing fees—Class B	2,108	3,541	n/a
Shareholder servicing fees—Class C	13,408	10,670	n/a
Shareholder servicing fees—Class D	172,735	10,069	n/a
Shareholder servicing fees—Administrative Class	79,283	109,245	3,077
Shareholder servicing fees—Class P	693	107	n/a
Shareholder servicing fees—Class R	2,366	10,515	n/a
Reports to shareholders	58,781	51,066	5,728
Transfer agent	55,077	62,828	1,622
Registration fees	50,595	39,478	13,216
Professional fees	34,101	32,499	10,374
Custodian	26,974	27,310	2,551
Trustees fees and expenses	7,104	5,393	304
Miscellaneous	16,701	17,338	2,009
Total expenses before offsets	2,728,450	2,575,781	290,959
Expense reimbursements	(200,570)	(183,345)	(49,108)
Expense reductions	(79,614)	(19,531)	(14,327)
Net expenses	2,448,266	2,372,905	227,524
Net investment income	1,081,622	1,243,455	41,318
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	13,210,430	13,400,676	2,208,324
Net change in unrealized appreciation (depreciation) of investments	12,163,685	10,181,020	1,232,796
Net realized and unrealized gain	25,374,115	23,581,696	3,441,120
Net increase in net assets resulting from operations	$26,455,737	$24,825,151	$3,482,438

[1]	Includes non-recurring dividends of $1,207,474.
[2]	Includes non-recurring dividends of $210,474.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the six months ended November 30, 2012 (unaudited) and the fiscal year ended May 31, 2012

	Managers Cadence Capital Appreciation Fund		Managers Cadence Mid-Cap Fund		Managers Cadence Emerging Companies Fund
	November 30, 2012	May 31, 2012	November 30, 2012	May 31, 2012	November 30, 2012	May 31, 2012
Increase (Decrease) in Net Assets From Operations:
Net investment income (loss)	$1,081,622	$1,942,780	$1,243,455	$(529,654)	$41,318	$(531,283)
Net realized gain on investments	13,210,430	113,963,157	13,400,676	73,940,372	2,208,324	9,637,419
Net change in unrealized appreciation (depreciation) of investments	12,163,685	(161,038,803)	10,181,020	(128,386,923)	1,232,796	(14,297,263)
Net increase (decrease) in net assets resulting from operations	26,455,737	(45,132,866)	24,825,151	(54,976,205)	3,482,438	(5,191,127)
Distributions to Shareholders:
From net investment income:
Class A shares	—	(63,775)	—	—	n/a	n/a
Class D shares	—	(785,148)	—	—	n/a	n/a
Institutional Class shares	—	(582,221)	—	—	—	—
Administrative Class shares	—	(41,323)	—	—	—	—
Class P shares	—	(13,296)	—	—	n/a	n/a
Total distributions to shareholders	—	(1,485,763)	—	—	—	—
Capital Share Transactions:[1]
Proceeds from sale of shares	249,127,000	168,352,965	20,103,319	119,087,000	1,665,850	14,847,574
Reinvestment of dividends and distributions	—	1,454,305	—	—	—	—
Cost of shares repurchased	(492,374,617)	(313,119,130)	(108,281,016)	(207,802,125)	(9,098,420)	(42,196,530)
Net decrease from capital share transactions	(243,247,617)	(143,311,860)	(88,177,697)	(88,715,125)	(7,432,570)	(27,348,956)
Total decrease in net assets	(216,791,880)	(189,930,489)	(63,352,546)	(143,691,330)	(3,950,132)	(32,540,083)
Net Assets:
Beginning of period	643,454,133	833,384,622	537,833,603	681,524,933	37,388,348	69,928,431
End of period	$426,662,253	$643,454,133	$474,481,057	$537,833,603	$33,438,216	$37,388,348
End of period undistributed net investment income (loss)	$2,012,621	$930,999	$764,341	$(479,114)	$(172,173)	$(213,491)

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the six months ended November 30, 2012 (unaudited) and each fiscal period ended

	Fiscal period ended:		Net Asset Value Beginning of Period	Net Investment Income (Loss)[1]	Net Realized and Unrealized Gain (Loss) on Investments[1]	Total from Investment Operations	Distributions to Shareholders from Net Investment Income	Distributions to Shareholders from Net Realized Gain on Investments	Total Distributions to Shareholders
MANAGERS CADENCE CAPITAL APPRECIATION FUND*
Class A	11/30/2012		$16.59	$0.04	$0.91	$0.95	—	—	—
	5/31/2012		17.57	0.04	(1.01)	(0.97)	$(0.01)	—	$(0.01)
	5/31/2011	**	13.34	0.04	4.26	4.30	(0.07)	—	(0.07)
	6/30/2010		11.91	0.03	1.43	1.46	(0.03)	—	(0.03)
	6/30/2009		18.14	0.04	(6.27)	(6.23)	(0.00)#	—	(0.00)#
	6/30/2008		21.00	0.02	(0.92)	(0.90)	(0.06)	$(1.90)	(1.96)
	6/30/2007		19.71	0.04	2.64	2.68	(0.02)	(1.37)	(1.39)

Class B	11/30/2012		$14.73	$(0.02)	$0.81	$0.79	—	—	—
	5/31/2012		15.71	(0.08)	(0.90)	(0.98)	—	—	—
	5/31/2011	**	11.96	(0.06)	3.81	3.75	—	—	—
	6/30/2010		10.74	(0.06)	1.28	1.22	$(0.00)#	—	$(0.00)#
	6/30/2009		16.48	(0.06)	(5.68)	(5.74)	(0.00)#	—	(0.00)#
	6/30/2008		19.33	(0.12)	(0.83)	(0.95)	(0.00)#	$(1.90)	(1.90)
	6/30/2007		18.35	(0.10)	2.45	2.35	(0.00)#	(1.37)	(1.37)

Class C	11/30/2012		$14.78	$(0.02)	$0.81	$0.79	—	—	—
	5/31/2012		15.76	(0.08)	(0.90)	(0.98)	—	—	—
	5/31/2011	**	12.00	(0.05)	3.81	3.76	—	—	—
	6/30/2010		10.77	(0.06)	1.29	1.23	$(0.00)#	—	$(0.00)#
	6/30/2009		16.53	(0.06)	(5.70)	(5.76)	(0.00)#	—	(0.00)#
	6/30/2008		19.37	(0.12)	(0.82)	(0.94)	(0.00)#	$(1.90)	(1.90)
	6/30/2007		18.39	(0.10)	2.45	2.35	(0.00)#	(1.37)	(1.37)

Class D	11/30/2012		$16.33	$0.03	$0.91	$0.94	—	—	—
	5/31/2012		17.32	0.04	(1.00)	(0.96)	$(0.03)	—	$(0.03)
	5/31/2011	**	13.16	0.04	4.20	4.24	(0.08)	—	(0.08)
	6/30/2010		11.79	0.04	1.41	1.45	(0.08)	—	(0.08)
	6/30/2009		17.99	0.05	(6.23)	(6.18)	(0.02)	—	(0.02)
	6/30/2008		20.85	0.02	(0.91)	(0.89)	(0.07)	$(1.90)	(1.97)
	6/30/2007		19.58	0.04	2.63	2.67	(0.03)	(1.37)	(1.40)

Institutional Class	11/30/2012		$17.21	$0.07	$0.95	$1.02	—	—	—
	5/31/2012		18.24	0.10	(1.03)	(0.93)	$(0.10)	—	$(0.10)
	5/31/2011	**	13.84	0.10	4.42	4.52	(0.12)	—	(0.12)
	6/30/2010		12.36	0.09	1.48	1.57	(0.09)	—	(0.09)
	6/30/2009		18.79	0.10	(6.51)	(6.41)	(0.02)	—	(0.02)
	6/30/2008		21.64	0.10	(0.95)	(0.85)	(0.10)	$(1.90)	(2.00)
	6/30/2007		20.22	0.12	2.73	2.85	(0.06)	(1.37)	(1.43)

Administrative Class	11/30/2012		$16.71	$0.05	$0.92	$0.97	—	—	—
	5/31/2012		17.67	0.06	(1.01)	(0.95)	$(0.01)	—	$(0.01)
	5/31/2011	**	13.40	0.06	4.29	4.35	(0.08)	—	(0.08)
	6/30/2010		11.98	0.05	1.43	1.48	(0.06)	—	(0.06)
	6/30/2009		18.22	0.06	(6.29)	(6.23)	(0.01)	—	(0.01)
	6/30/2008		21.11	0.05	(0.92)	(0.87)	(0.12)	$(1.90)	(2.02)
	6/30/2007		19.78	0.07	2.66	2.73	(0.03)	(1.37)	(1.40)

Class P	11/30/2012		$17.13	$0.07	$0.94	$1.01	—	—	—
	5/31/2012		18.16	0.10	(1.04)	(0.94)	$(0.09)	—	$(0.09)
	5/31/2011	**	13.78	0.08	4.42	4.50	(0.12)	—	(0.12)
	6/30/2010		12.33	0.07	1.48	1.55	(0.10)	—	(0.10)
	6/30/2009	†	18.19	0.08	(5.91)	(5.83)	(0.03)	—	(0.03)

Class R	11/30/2012		$16.57	$0.02	$0.91	$0.93	—	—	—
	5/31/2012		17.58	0.00 #	(1.01)	(1.01)	—	—	—
	5/31/2011	**	13.32	0.01	4.25	4.26	—	—	—
	6/30/2010		11.90	(0.00)#	1.42	1.42	$(0.00)#	—	$(0.00)#
	6/30/2009		18.17	0.01	(6.28)	(6.27)	(0.00)#	—	(0.00)#
	6/30/2008		21.04	(0.03)	(0.93)	(0.96)	(0.01)	$(1.90)	(1.91)
	6/30/2007		19.79	(0.01)	2.66	2.65	(0.03)	(1.37)	(1.40)

	Net Asset Value End of Period		Total Return[2]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate	Net Assets End of Period (000’s omitted)		Ratio of Total Expenses (Absent Expense Offsets) to Average Net Assets[3]	Ratio of Net Investment Income (loss) (Absent Expense Offsets) to Average Net Assets[3]
MANAGERS CADENCE CAPITAL APPRECIATION FUND
Class A	$17.54		5.75%[9,11]	1.09%[10]	0.51%[10]	40%[9]	$283,471		1.21%[10]	0.39%[10]
	16.59		(5.50)%	1.11%	0.21%	163%	68,310		1.21%	0.11%
	17.57		32.23%[5,9]	1.10%[10]	0.30%[10]	75%[5,9]	110,903		1.16%[10]	0.24%[10]
	13.34		12.23%	1.11%	0.24%	103%	108,395		1.11%	0.24%
	11.91	[4]	(34.34)%[4]	1.11%	0.26%	154%	157,543		1.11%	0.26%
	18.14		(5.43)%	1.09%	0.08%	134%	399,869		1.09%	0.08%
	21.00		14.18%	1.08%	0.21%	150%	448,379		1.08%	0.21%

Class B	$15.52		5.38%[9,11]	1.84%[10]	(0.32)%[10]	40%[9]	$2,489		1.96%[10]	(0.44)%[10]
	14.73		(6.24)%	1.86%	(0.55)%	163%	2,977	[6]	1.96%	(0.65)%
	15.71		31.35%[5,9]	1.86%[10]	(0.45)%[10]	75%[5,9]	6,128		1.92%[10]	(0.51)%[10]
	11.96		11.36%	1.86%	(0.52)%	103%	9,420		1.86%	(0.52)%
	10.74	[4]	(34.83)%[4]	1.86%	(0.49)%	154%	14,963		1.86%	(0.49)%
	16.48		(6.17)%	1.84%	(0.66)%	134%	41,429		1.84%	(0.66)%
	19.33		13.36%	1.83%	(0.52)%	150%	60,862		1.83%	(0.52)%

Class C	$15.57		5.36%[9,11]	1.83%[10]	(0.32)%[10]	40%[9]	$15,679		1.95%[10]	(0.44)%[10]
	14.78		(6.22)%	1.86%	(0.54)%	163%	21,715		1.96%	(0.64)%
	15.76		31.33%[5,9]	1.83%[10]	(0.42)%[10]	75%[5,9]	35,881		1.89%[10]	(0.48)%[10]
	12.00		11.42%	1.86%	(0.51)%	103%	49,075		1.86%	(0.51)%
	10.77	[4]	(34.81)%[4]	1.86%	(0.46)%	154%	55,445		1.86%	(0.46)%
	16.53		(6.16)%	1.84%	(0.67)%	134%	113,744		1.84%	(0.67)%
	19.37		13.33%	1.83%	(0.53)%	150%	134,475		1.83%	(0.53)%

Class D	$17.27		5.74%[9,11]	1.09%[10]	0.37%[10]	40%[9]	$7,108		1.21%[10]	0.25%[10]
	16.33		(5.52)%	1.11%	0.24%	163%	391,953		1.21%	0.14%
	17.32		32.25%[5,9]	1.11%[10]	0.28%[10]	75%[5,9]	351,467		1.17%[10]	0.22%[10]
	13.16		12.26%	1.11%	0.26%	103%	197,251		1.11%	0.26%
	11.79	[4]	(34.36)%[4]	1.11%	0.39%	154%	82,956		1.11%	0.39%
	17.99		(5.44)%	1.09%	0.08%	134%	37,601		1.09%	0.08%
	20.85		14.18%	1.08%	0.22%	150%	38,714		1.08%	0.22%

Institutional Class	$18.23		5.93%[9,11]	0.69%[10]	0.83%[10]	40%[9]	$57,874		0.81%[10]	0.71%[10]
	17.21		(5.10)%	0.71%	0.58%	163%	85,338		0.81%	0.48%
	18.24		32.73%[5,9]	0.71%[10]	0.69%[10]	75%[5,9]	178,990		0.77%[10]	0.63%[10]
	13.84		12.67%	0.71%	0.62%	103%	187,350		0.71%	0.59%
	12.36	[4]	(34.08)%[4]	0.71%	0.71%	154%	276,437		0.71%	0.71%
	18.79		(5.05)%	0.69%	0.47%	134%	459,142		0.69%	0.47%
	21.64		14.67%	0.68%	0.61%	150%	424,762		0.68%	0.61%

Administrative Class	$17.68		5.80%[9,11]	0.94%[10]	0.58%[10]	40%[9]	$55,659		1.06%[10]	0.46%[10]
	16.71		(5.38)%	0.96%	0.34%	163%	67,536		1.06%	0.24%
	17.67		32.47%[5,9]	0.96%[10]	0.43%[10]	75%[5,9]	143,233		1.02%[10]	0.37%[10]
	13.40		12.43%	0.96%	0.39%	103%	199,889		0.99%	0.36%
	11.98	[4]	(34.26)%[4]	0.96%	0.45%	154%	245,686		0.96%	0.45%
	18.22		(5.32)%	0.93%	0.24%	134%	439,571		0.93%	0.24%
	21.11		14.37%	0.93%	0.37%	150%	518,562		0.93%	0.37%

Class P	$18.14		5.92%[9,11]	0.75%[10]	0.77%[10]	40%[9]	$2,038		0.87%[10]	0.65%[10]
	17.13		(5.18)%	0.76%	0.58%	163%	2,514		0.86%	0.48%
	18.16		32.68%[5,9]	0.82%[10]	0.59%[10]	75%[5,9]	2,858		0.88%[10]	0.53%[10]
	13.78		12.51%	0.85%	0.52%	103%	7,121		0.85%	0.52%
	12.33	[4]	(32.04)%[4,9]	0.79%[10]	0.67%[10]	154%[9]	4,308		0.79%[10]	0.67%[10]

Class R	$17.50		5.61%[9,11]	1.34%[10]	0.18%[10]	40%[9]	$2,344		1.46%[10]	0.06%[10]
	16.57		(5.75)%	1.36%	(0.03)%	163%	3,110		1.46%	(0.13)%
	17.58		31.98%[5,9]	1.36%[10]	0.04%[10]	75%[5,9]	3,924		1.42%[10]	(0.02)%[10]
	13.32		11.93%	1.36%	(0.02)%	103%	4,179		1.36%	(0.02)%
	11.90	[4]	(34.51)%[4]	1.36%	0.06%	154%	10,553		1.36%	0.06%
	18.17		(5.68)%	1.34%	(0.16)%	134%	16,864		1.34%	(0.16)%
	21.04		13.92%	1.33%	(0.04)%	150%	18,552		1.33%	(0.04)%

Financial Highlights

For a share outstanding throughout the six months ended November 30, 2012 (unaudited) and each fiscal period ended

	Fiscal period ended:		Net Asset Value Beginning of Period	Net Investment Income (Loss)[1]	Net Realized andUnrealized Gain (Loss) on Investments[1]	Total from Investment Operations	Distributions to Shareholders from Net Investment Income	Distributions to Shareholders from Net Realized Gain on Investments	Total Distributions to Shareholders
MANAGERS CADENCE MID-CAP FUND*
Class A	11/30/2012		$24.10	$0.04 [12]	$1.17	$1.21	—	—	—
	5/31/2012		26.29	(0.06)	(2.13)	(2.19)	—	—	—
	5/31/2011	**	18.23	(0.01)	8.10	8.09	$(0.03)	—	$(0.03)
	6/30/2010		15.57	(0.03)	2.69	2.66	—	—	—
	6/30/2009		25.56	(0.03)	(9.96)	(9.99)	—	—	—
	6/30/2008		28.34	(0.07)	0.36	0.29	—	$(3.07)	(3.07)
	6/30/2007		27.57	(0.01)	3.65	3.64	—	(2.87)	(2.87)

Class B	11/30/2012		$21.08	$(0.05)[12]	$1.03	$0.98	—	—	—
	5/31/2012		23.17	(0.21)	(1.88)	(2.09)	—	—	—
	5/31/2011	**	16.16	(0.15)	7.16	7.01	—	—	—
	6/30/2010		13.91	(0.15)	2.40	2.25	—	—	—
	6/30/2009		23.00	(0.15)	(8.94)	(9.09)	—	—	—
	6/30/2008		25.97	(0.25)	0.35	0.10	—	$(3.07)	$(3.07)
	6/30/2007		25.68	(0.19)	3.35	3.16	—	(2.87)	(2.87)

Class C	11/30/2012		$21.10	$(0.05)[12]	$1.02	$0.97	—	—	—
	5/31/2012		23.19	(0.21)	(1.88)	(2.09)	—	—	—
	5/31/2011	**	16.17	(0.14)	7.16	7.02	—	—	—
	6/30/2010		13.91	(0.15)	2.41	2.26	—	—	—
	6/30/2009		23.01	(0.15)	(8.95)	(9.10)	—	—	—
	6/30/2008		25.99	(0.25)	0.34	0.09	—	$(3.07)	$(3.07)
	6/30/2007		25.69	(0.20)	3.37	3.17	—	(2.87)	(2.87)

Class D	11/30/2012		$24.28	$0.04 [12]	$1.18	$1.22	—	—	—
	5/31/2012		26.49	(0.07)	(2.14)	(2.21)	—	—	—
	5/31/2011	**	18.36	(0.01)	8.16	8.15	$(0.02)	—	$(0.02)
	6/30/2010		15.69	(0.03)	2.70	2.67	—	—	—
	6/30/2009		25.75	(0.07)	(9.99)	(10.06)	—	—	—
	6/30/2008		28.53	(0.10)	0.39	0.29	—	$(3.07)	(3.07)
	6/30/2007		27.73	(0.01)	3.68	3.67	—	(2.87)	(2.87)

Institutional Class	11/30/2012		$25.66	$0.10 [12]	$1.24	$1.34	—	—	—
	5/31/2012		27.88	0.04	(2.26)	(2.22)	—	—	—
	5/31/2011	**	19.32	0.08	8.58	8.66	$(0.10)	—	$(0.10)
	6/30/2010		16.44	0.05	2.83	2.88	—	—	—
	6/30/2009		26.87	0.04	(10.47)	(10.43)	—	—	—
	6/30/2008		29.54	0.04	0.36	0.40	—	$(3.07)	(3.07)
	6/30/2007		28.50	0.10	3.81	3.91	—	(2.87)	(2.87)

Administrative Class	11/30/2012		$24.67	$0.06 [12]	$1.20	$1.26	—	—	—
	5/31/2012		26.87	(0.02)	(2.18)	(2.20)	—	—	—
	5/31/2011	**	18.61	0.02	8.28	8.30	$(0.04)	—	$(0.04)
	6/30/2010		15.88	0.00 #	2.73	2.73	—	—	—
	6/30/2009		26.02	(0.01)	(10.13)	(10.14)	—	—	—
	6/30/2008		28.76	(0.03)	0.36	0.33	—	$(3.07)	(3.07)
	6/30/2007		27.89	0.03	3.71	3.74	—	(2.87)	(2.87)

Class P	11/30/2012		$25.56	$0.10 [12]	$1.23	$1.33	—	—	—
	5/31/2012		27.80	0.05	(2.29)	(2.24)	—	—	—
	5/31/2011	**	19.28	0.05	8.56	8.61	$(0.09)	—	$(0.09)
	6/30/2010		16.42	0.03	2.83	2.86	—	—	—
	6/30/2009	†	25.53	0.02	(9.13)	(9.11)	—	—	—

Class R	11/30/2012		$24.00	$0.01 [12]	$1.16	$1.17	—	—	—
	5/31/2012		26.25	(0.12)	(2.13)	(2.25)	—	—	—
	5/31/2011	**	18.22	(0.06)	8.09	8.03	—	—	—
	6/30/2010		15.61	(0.07)	2.68	2.61	—	—	—
	6/30/2009		25.67	(0.07)	(9.99)	(10.06)	—	—	—
	6/30/2008		28.52	(0.14)	0.36	0.22	—	$(3.07)	$(3.07)
	6/30/2007		27.79	(0.08)	3.68	3.60	—	(2.87)	(2.87)

	Net Asset Value End of Period		Total Return[2]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate	Net Assets End of Period (000’s omitted)		Ratio of Total Expenses (Absent Expense Offsets) to Average Net Assets[3]	Ratio of Net Investment Income (loss) (Absent Expense Offsets) to Average Net Assets[3]
MANAGERS CADENCE MID-CAP FUND
Class A	$25.31		5.02%[9,11]	1.11%[10]	0.31%[10]	56%[9]	$132,054		1.19%[10]	0.23%[10]
	24.10		(8.33)%	1.11%	(0.25)%	127%	138,115		1.20%	(0.34)%
	26.29		44.38%[5,9]	1.10%[10]	(0.05)%[10]	85%[5,9]	174,948		1.18%[10]	(0.13)%[10]
	18.23		17.08%	1.11%	(0.14)%	107%	155,574		1.11%	(0.14)%
	15.57	[7]	(39.08)%[7]	1.11%	(0.20)%	148%	175,461		1.11%	(0.20)%
	25.56		0.31%	1.09%	(0.28)%	149%	307,962		1.09%	(0.28)%
	28.34		14.52%	1.09%	(0.05)%	164%	334,271		1.09%	(0.05)%

Class B	$22.06		4.63%[9,11]	1.86%[10]	(0.46)%[10]	56%[9]	$4,128		1.94%[10]	(0.54)%[10]
	21.08		(9.02)%	1.86%	(0.98)%	127%	5,159	[6]	1.95%	(1.07)%
	23.17		43.38%[5,9]	1.85%[10]	(0.81)%[10]	85%[5,9]	10,203		1.93%[10]	(0.89)%[10]
	16.16		16.18%	1.86%	(0.90)%	107%	12,120		1.86%	(0.90)%
	13.91	[7]	(39.52)%[7]	1.86%	(0.98)%	148%	17,882		1.86%	(0.98)%
	23.00		(0.44)%	1.84%	(1.02)%	149%	47,947		1.84%	(1.02)%
	25.99		13.67%	1.84%	(0.79)%	164%	64,763		1.84%	(0.79)%

Class C	$22.07		4.60%[9,11]	1.86%[10]	(0.45)%[10]	56%[9]	$13,023		1.94%[10]	(0.53)%[10]
	21.10		(9.01)%[8]	1.86%	(0.98)%	127%	15,043		1.95%	(1.07)%
	23.19		43.41%[5,8,9]	1.83%[10]	(0.81)%[10]	85%[5,9]	27,311		1.91%[10]	(0.89)%[10]
	16.17		16.25%	1.86%	(0.89)%	107%	39,374		1.86%	(0.89)%
	13.91	[7]	(39.55)%[7]	1.86%	(0.96)%	148%	41,542		1.86%	(0.96)%
	23.01		(0.48)%	1.84%	(1.02)%	149%	86,421		1.84%	(1.02)%
	25.99		13.71%	1.84%	(0.80)%	164%	102,361		1.84%	(0.80)%

Class D	$25.50		5.04%[9,11]	1.11%[10]	0.30%[10]	56%[9]	$11,117		1.19%[10]	0.22%[10]
	24.28		(8.34)%[8]	1.11%	(0.28)%	127%	35,751		1.20%	(0.37)%
	26.49		44.40%[5,8,9]	1.10%[10]	(0.07)%[10]	85%[5,9]	14,974		1.18%[10]	(0.15)%[10]
	18.36		17.02%	1.11%	(0.16)%	107%	13,012		1.86%	(0.91)%
	15.69	[7]	(39.07)%[7]	1.11%	(0.34)%	148%	22,739		1.86%	(1.09)%
	25.75		0.31%	1.09%	(0.38)%	149%	193,222		1.84%	(1.13)%
	28.53		14.55%	1.09%	(0.05)%	164%	27,561		1.84%	(0.80)%

Institutional Class	$27.00		5.24%[9,11]	0.71%[10]	0.72%[10]	56%[9]	$219,975		0.79%[10]	0.64%[10]
	25.66		(7.96)%	0.71%	0.15%	127%	234,346		0.80%	0.06%
	27.88		44.87%[5,9]	0.70%[10]	0.36%[10]	85%[5,9]	299,909		0.78%[10]	0.28%[10]
	19.32		17.52%	0.71%	0.26%	107%	292,232		0.74%	0.23%
	16.44	[7]	(38.82)%[7]	0.71%	0.21%	148%	312,484		0.71%	0.21%
	26.87		0.69%	0.69%	0.12%	149%	522,366		0.69%	0.12%
	29.54		15.02%	0.69%	0.35%	164%	482,027		0.69%	0.35%

Administrative Class	$25.93		5.11%[9,11]	0.96%[10]	0.45%[10]	56%[9]	$79,194		1.04%[10]	0.37%[10]
	24.67		(8.19)%	0.96%	(0.09)%	127%	92,851		1.05%	(0.18)%
	26.87		44.60%[5,9]	0.94%[10]	0.11%[10]	85%[5,9]	129,964		1.02%[10]	0.03%[10]
	18.61		17.19%	0.96%	0.01%	107%	130,157		0.99%	(0.02)%
	15.88	[7]	(38.97)%[7]	0.96%	(0.04)%	148%	129,640		0.96%	(0.04)%
	26.02		0.45%	0.94%	(0.11)%	149%	214,673		0.94%	(0.11)%
	28.76		14.73%	0.94%	0.11%	164%	278,073		0.94%	0.11%

Class P	$26.89		5.21%[9,11]	0.72%[10]	0.73%[10]	56%[9]	$2,132		0.80%[10]	0.65%[10]
	25.56		(8.06)%	0.78%	0.20%	127%	2,136		0.87%	0.11%
	27.80		44.71%[5,9]	0.81%[10]	0.24%[10]	85%[5,9]	2,967		0.89%[10]	0.16%[10]
	19.28		17.42%	0.84%	0.14%	107%	3,334		0.84%	0.14%
	16.42	[7]	(35.68)%[7]	0.80%[10]	0.12%[10]	148%[9]	3,099		0.80%[10]	0.12%[10]

Class R	$25.17		4.89%[9,11]	1.36%[10]	0.06%[10]	56%[9]	$12,857		1.44%[10]	(0.02)%[10]
	24.00		(8.57)%	1.36%	(0.49)%	127%	14,432		1.45%	(0.58)%
	26.25		44.07%[5,9]	1.35%[10]	(0.31)%[10]	85%[5,9]	21,248		1.43%[10]	(0.39)%[10]
	18.22		16.72%	1.36%	(0.39)%	107%	22,485		1.36%	(0.39)%
	15.61	[7]	(39.19)%[7]	1.36%	(0.43)%	148%	32,069		1.36%	(0.43)%
	25.67		0.04%	1.34%	(0.52)%	149%	48,771		1.34%	(0.52)%
	28.52		14.25%	1.34%	(0.31)%	164%	47,308		1.34%	(0.31)%

Financial Highlights

For a share outstanding throughout the six months ended November 30, 2012 (unaudited) and each fiscal period ended

	Fiscal period ended:		Net Asset Value Beginning of Period	Net Investment Loss[1]		Net Realized and Unrealized Gain (Loss) on Investments[1]	Total from Investment Operations	Distributions to Shareholders from Net Investment Income
MANAGERS CADENCE EMERGING COMPANIES FUND*
Institutional Class	11/30/2012		$21.81	$0.03	[12]	$2.27	$2.30	—
	5/31/2012		23.35	(0.20)		(1.34)	(1.54)	—
	5/31/2011	**	14.62	(0.04)		8.77	8.73	—
	6/30/2010		12.44	(0.11)		2.29	2.18	—
	6/30/2009		17.28	(0.08)		(4.76)	(4.84)	—
	6/30/2008		23.21	(0.14)		(3.04)	(3.18)	$(2.75)
	6/30/2007		24.55	(0.11)		1.14	1.03	(2.37)

Administrative Class	11/30/2012		$20.39	$0.00	#,12	$2.12	$2.12	—
	5/31/2012		21.88	(0.24)		(1.25)	(1.49)	—
	5/31/2011	**	13.73	(0.12)		8.27	8.15	—
	6/30/2010		11.72	(0.12)		2.13	2.01	—
	6/30/2009		16.32	(0.11)		(4.49)	(4.60)	—
	6/30/2008		22.12	(0.19)		(2.86)	(3.05)	$(2.75)
	6/30/2007		23.57	(0.16)		1.08	0.92	(2.37)

	Net Asset Value End of Period	Total Return[2]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Loss to Average Net Assets	Portfolio Turnover Rate	Net Assets End of Period (000’s omitted)	Ratio of Total Expenses (Absent Expense Offsets) to Average Net Assets[3]	Ratio of Net Investment Loss (Absent Expense Offsets) to Average Net Assets[3]
MANAGERS CADENCE EMERGING COMPANIES FUND
Institutional Class	$24.11	10.55%[9]	1.33%[10]	0.26%[10]	53%[9]	$30,888	1.71%[10]	(0.12)%[10]
	21.81	(6.60)%	1.37%	(0.94)%	120%	34,883	1.73%	(1.30)%
	23.35	59.71%[5,9]	1.41%[10]	(0.24)%[10]	93%[5,9]	65,222	1.67%[10]	(0.50)%[10]
	14.62	17.52%	1.42%	(0.73)%	129%	55,166	1.55%	(0.86)%
	12.44	(28.01)%	1.42%	(0.65)%	142%	67,382	1.42%	(0.65)%
	17.28	(15.22)%	1.50%	(0.69)%	140%	206,444	1.50%	(0.69)%
	23.21	4.71%	1.51%	(0.49)%	188%	420,835	1.51%	(0.49)%

Administrative Class	$22.51	10.40%[9]	1.59%[10]	0.04%[10]	53%[9]	$2,550	1.97%[10]	(0.34)%[10]
	20.39	(6.81)%	1.60%	(1.16)%	120%	2,505	1.98%	(1.54)%
	21.88	59.36%[5,9]	1.66%[10]	(0.71)%[10]	93%[5,9]	4,706	1.92%[10]	(0.97)%[10]
	13.73	17.15%	1.67%	(0.90)%	129%	1,830	1.80%	(1.03)%
	11.72	(28.19)%	1.67%	(0.91)%	142%	13,866	1.67%	(0.91)%
	16.32	(15.43)%	1.75%	(0.95)%	140%	23,812	1.75%	(0.95)%
	22.12	4.47%	1.76%	(0.74)%	188%	54,701	1.76%	(0.74)%

Notes to Financial Highlights

The following should be read in conjunction with each of the Financial Highlights of the Funds previously presented in this report.

*	At the start of business on September 27, 2010, the Predecessor Funds, each a series of the Allianz Funds, were re-organized into a respective series of The Managers Funds.
**	For the period from July 1, 2010, to May 31, 2011.
#	Rounds to less than $0.01 per share or 0.01%.
†	Commencement of operations was July 7, 2008.
††	Commencement of operations was July 5, 2006.
†††	Commencement of operations was September 15, 2006.
[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
[3]

Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) of Notes to Financial Statements.)

[4]

Capital contribution from Affiliate increased the end of year net asset value and the total return. If the Affiliate had not made these payments, end of year net asset value and total return would have been reduced for Class A, Class B, Class C, Class D, Institutional Class, Administrative Class, Class P and Class R, by $0.13 per share and 0.72%, $0.12 per share and 0.73%, $0.12 per share and 0.72%, $0.12 per share and 0.67%, $0.13 per share and 0.70%, $0.13 per share and 0.66%, $0.12 per share and 0.66%, and $0.13 per share and 0.71%, respectively.

[5]	Reflects the 11 month period from July 1, 2010 to May 31, 2011.
[6]	Effective at the close of business on June 30, 2011, shares are no longer available for purchase.
[7]

Capital contribution from Affiliate increased the end of year net asset value and the total return. If the Affiliate had not made these payments, end of year net asset value and total return would have been reduced for Class A, Class B, Class C, Class D, Institutional Class, Administrative Class, Class P and Class R, by $0.21 per share and 0.83%, $0.19 per share and 0.83%, $0.19 per share and 0.82%, $0.24 per share and 0.93%, $0.22 per share and 0.82%, $0.21 per share and 0.81%, $0.20 per share and 0.79%, and $0.21 per share and 0.82%, respectively.

[8]	The Total Return is based on the Financial Statement Net Asset Values as shown in this table.
[9]	Not Annualized.
[10]	Annualized.
[11]	Total returns based on the published four decimal place NAV on November 30, 2012.
[12]

Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.03), $(0.11), $(0.11), $(0.03), $0.02, $(0.01), $0.02, and $(0.06) for Managers Cadence Mid-Cap Fund’s Class A, Class B, Class C, Class D, Institutional Class, Administrative Class, Class P and Class R Shares, respectively and $(0.12) and $(0.13) for Managers Cadence Emerging Companies Fund’s Institutional Class and Administrative Class Shares, respectively.

Notes to Financial Statements

November 30, 2012 (unaudited)

1. Summary of Significant Accounting Policies

The Managers Funds (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are: Managers Cadence Capital Appreciation Fund (“Capital Appreciation”), Managers Cadence Mid-Cap Fund (“Mid-Cap”), and Managers Cadence Emerging Companies Fund (“Emerging Companies”), each a “Fund” and collectively the “Funds.”

Effective June 30, 2011, Class B shares of Capital Appreciation and Mid-Cap were closed to all new investors and will no longer be available for purchase by existing shareholders, including purchase by exchange, except for purchases made by automatic reinvestment of dividends and capital gains pursuant to the Funds’ automatic reinvestment plan. Shareholders who redeem Class B shares of the Funds will continue to be subject to the deferred sales charges described in the Prospectus.

Capital Appreciation and Mid-Cap offer Class A shares, Class C shares, Class D shares, Class P shares, Class R shares, Institutional Class shares and Administrative Class shares. Emerging Companies offers Institutional Class shares and Administrative Class Shares. Sales of Class A shares may be subject to a front-end sales charge of up to 5.75%. Redemptions of Class B shares, Class C shares and certain Class A shares may be subject to a contingent-deferred sales charge (as a percentage of the original offering price or the net asset value at the time of sale, whichever is less). Each class represents an interest in the same assets of the Fund and the classes are identical except for class specific expenses related to shareholder activity. Each class has equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Funds’ investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Funds (the “Board”).

Short-term investments having a remaining maturity of 60 days or less are generally valued at amortized cost, which approximates market value. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that each Fund might reasonably expect to receive from a current sale of that investment in an arm’s-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; (iii) the value of comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers; and (iv) other factors, such as future cash flows, interest rates, yield curves, volatilities, credit risks and/or default rates. The Board will be presented with a quarterly report comparing fair values determined by the Pricing Committee against subsequent market valuations for those securities. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) when, for example, (1) market quotations are not readily available because a portfolio investment is not traded in a public market or the principal market in which the investment trades is closed, (2) trading in a portfolio investment is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio investment is determined to have occurred between the time of the market quotation provided for a portfolio investment and the time as of which each Fund calculates its NAV, (4) an investment’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (the “Investment Manager”) determines that a market quotation is inaccurate. Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Investment Manager’s determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which each Fund calculates its NAV. Under certain circumstances, the Investment Manager may adjust such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which each Fund calculates its NAV. The Funds may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of thinly traded securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation

28

Notes to Financial Statements (continued)

may differ depending on the method used and the factors considered in determining value according to fair value procedures.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

b. Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. Investment Income and Expenses

Dividend income is recorded on the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Funds, and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

The following Funds had certain portfolio trades directed to various brokers, under a brokerage recapture program, which paid a portion of such Fund’s expenses. For the six months ended November 30, 2012, the amount by which the Funds’ expenses were reduced and the impact on the expense ratios, if any, were as follows: Capital Appreciation—$79,595 or 0.03%, Mid-Cap—$19,510 or 0.01% and Emerging Companies—14,325 or 0.09%.

The Funds have a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For the six months ended November 30, 2012, the custodian expense was not reduced.

Overdrafts will cause a reduction of any balance credits, computed at 2% above the effective Federal Funds rate on the day of the overdraft. For the six months ended November 30, 2012, the overdraft fees for Capital Appreciation, Mid-Cap and Emerging Companies equaled $43, $39 and $139, respectively.

The Trust also has a balance credit arrangement with its Transfer Agent, BNY Mellon Investment Servicing (US) Inc., whereby balance credits are used to offset banking charges and other out-of-pocket expenses. For the six months ended November 30, 2012, the transfer agent expense for Capital Appreciation, Mid-Cap, and Emerging Companies was reduced by $19, $22 and $1, respectively.

Total returns and net investment income for the Funds would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements or fee waivers and expense reductions such as brokerage recapture credits, but include non-reimbursable expenses, if any, such as interest and taxes.

d. Dividends and Distributions

Dividends resulting from net investment income and distributions of capital gains, if any, normally will be declared and paid annually in December and when required for Federal excise tax purposes. Dividends and distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for losses deferred due to wash sales, REITs, equalization accounting for tax purposes, and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e. Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to

29

Notes to Financial Statements (continued)

its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Funds’ understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on Federal income tax returns as of May 31, 2012 and for all open tax years, and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Under the Regulated Investment Company Modernization Act of 2010, post-enactment capital losses may be carried forward for an unlimited time period. However, any new losses incurred will be required to be utilized prior to any loss carryovers incurred in pre-enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their tax character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

f. Capital Loss Carryovers and Deferrals

As of November 30, 2012, the following Funds had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. The amounts may be used to offset future realized capital gains, if any, through the expiration dates listed or in the case of post-enactment losses, for an unlimited time period.

	Capital Loss Carryover Amounts		Expires
Fund	Short-Term	Long-Term	May 31,
Capital Appreciation
(Pre-Enactment)	$143,767,204	—	2018

Mid-Cap
(Pre-Enactment)	$103,804,591	—	2018

Emerging Companies
(Pre-Enactment)	$19,971,237	—	2017
(Pre-Enactment)	$19,911,987	—	2018

	$39,883,224	—

g. Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation.

Notes to Financial Statements (continued)

For the six months ended November 30, 2012 (unaudited) and the fiscal year ended May 31, 2012, the capital stock transactions by class for Capital Appreciation, Mid-Cap and Emerging Companies were:

	Capital Appreciation
	November 30, 2012		May 31, 2012
	Shares	Amount	Shares	Amount
Class A:
Proceeds from sale of shares	12,633,249	$217,671,360	648,887	$10,949,282
Reinvestment of distributions	—	—	3,350	54,127
Cost of shares repurchased	(593,479)	(10,256,239)	(2,847,087)	(48,493,348)

Net increase (decrease)	12,039,770	$207,415,121	(2,194,850)	$(37,489,939)

Class B:
Proceeds from sale of shares	—	—	—	—
Reinvestment of distributions	—	—	—	—
Cost of shares repurchased	(41,689)	$(642,627)	(188,052)	$(2,827,049)

Net decrease	(41,689)	$(642,627)	(188,052)[1]	$(2,827,049)[1]

Class C:
Proceeds from sale of shares	2,260	$34,538	13,719	$206,170
Reinvestment of distributions	—	—	—	—
Cost of shares repurchased	(464,445)	(7,118,040)	(821,403)	(12,413,568)

Net decrease	(462,185)	$(7,083,502)	(807,684)	$(12,207,398)

Class D:
Proceeds from sale of shares	1,578,177	$26,657,019	8,072,378	$132,522,971
Reinvestment of distributions	—	—	49,195	782,686
Cost of shares repurchased	(25,164,581)	(420,423,438)	(4,416,358)	(73,672,593)

Net increase (decrease)	(23,586,404)	$(393,766,419)	3,705,215	$59,633,064

Institutional Class:
Proceeds from sale of shares	175,382	$3,108,076	632,916	$11,148,276
Reinvestment of distributions	—	—	34,276	573,430
Cost of shares repurchased	(1,960,473)	(35,088,192)	(5,520,774)	(96,088,240)

Net decrease	(1,785,091)	$(31,980,116)	(4,853,582)	$(84,366,534)

Administrative Class:
Proceeds from sale of shares	83,225	$1,437,806	702,750	$11,833,316
Reinvestment of distributions	—	—	2,532	41,167
Cost of shares repurchased	(977,404)	(17,078,134)	(4,770,691)	(77,146,991)

Net decrease	(894,179)	$(15,640,328)	(4,065,409)	$(65,272,508)

Class P:
Proceeds from sale of shares	1,218	$21,207	70,063	$1,254,292
Reinvestment of distributions	—	—	173	2,895
Cost of shares repurchased	(35,706)	(628,331)	(80,861)	(1,439,848)

Net Decrease	(34,488)	$(607,124)	(10,625)	$(182,661)

Class R:
Proceeds from sale of shares	11,667	$196,994	25,939	$438,658
Reinvestment of distributions	—	—	—	—
Cost of shares repurchased	(65,409)	(1,139,616)	(61,483)	(1,037,493)

Net decrease	(53,742)	$(942,622)	(35,544)	$(598,835)

[1]	Effective at the close of business on June 30, 2011, shares are no longer available for purchase.

Notes to Financial Statements (continued)

	Mid-Cap
	November 30, 2012		May 31, 2012
	Shares	Amount	Shares	Amount
Class A:
Proceeds from sale of shares	229,858	$5,725,584	759,801	$18,795,993
Cost of shares repurchased	(743,569)	(18,524,456)	(1,683,103)	(41,216,107)

Net decrease	(513,711)	$(12,798,872)	(923,302)	$(22,420,114)

Class B:
Proceeds from sale of shares	—	—	—	—
Cost of shares repurchased	(57,545)	$(1,250,659)	(195,654)	$(4,233,139)

Net decrease	(57,545)	$(1,250,659)	(195,654)[1]	$(4,233,139)[1]

Class C:
Proceeds from sale of shares	4,110	$88,792	22,894	$491,982
Cost of shares repurchased	(127,137)	(2,768,768)	(487,702)	(10,664,322)

Net decrease	(123,027)	$(2,679,976)	(464,808)	$(10,172,340)

Class D:
Proceeds from sale of shares	36,069	$892,718	1,218,581	$28,306,396
Cost of shares repurchased	(1,072,340)	(25,658,243)	(311,694)	(7,713,573)

Net increase (decrease)	(1,036,271)	$(24,765,525)	906,887	$20,592,823

Institutional Class:
Proceeds from sale of shares	375,638	$9,937,627	2,076,808	$52,186,218
Cost of shares repurchased	(1,362,033)	(36,246,911)	(3,700,434)	(92,817,980)

Net decrease	(986,395)	$(26,309,284)	(1,623,626)	$(40,631,762)

Administrative Class:
Proceeds from sale of shares	95,004	$2,392,563	387,506	$9,756,311
Cost of shares repurchased	(804,534)	(20,403,243)	(1,460,128)	(35,780,932)

Net decrease	(709,530)	$(18,010,680)	(1,072,622)	$(26,024,621)

Class P:
Proceeds from sale of shares	8,339	$221,747	219,705	$5,282,896
Cost of shares repurchased	(12,651)	(328,380)	(242,837)	(5,983,038)

Net decrease	(4,312)	$(106,633)	(23,132)	$(700,142)

Class R:
Proceeds from sale of shares	34,241	$844,288	173,559	$4,267,204
Cost of shares repurchased	(124,799)	(3,100,356)	(381,712)	(9,393,034)

Net decrease	(90,558)	$(2,256,068)	(208,153)	$(5,125,830)

[1]	Effective at the close of business on June 30, 2011, shares are no longer available for purchase.

Notes to Financial Statements (continued)

	Emerging Companies
	November 30, 2012		May 31, 2012
	Shares	Amount	Shares	Amount
Institutional Class:
Proceeds from sale of shares	47,782	$1,131,865	227,938	$4,950,185
Cost of shares repurchased	(366,247)	(8,373,728)	(1,421,483)	(30,696,571)

Net decrease	(318,465)	$(7,241,863)	(1,193,545)	$(25,746,386)

Administrative Class:
Proceeds from sale of shares	24,035	$533,985	482,753	$9,897,389
Cost of shares repurchased	(33,638)	(724,692)	(574,937)	(11,499,959)

Net decrease	(9,603)	$(190,707)	(92,184)	$(1,602,570)

At November 30, 2012, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the outstanding shares of the following Funds: Capital Appreciation – two collectively own 62%; Mid-Cap – one collectively owns 24% and Emerging Companies – three collectively own 50%. Transactions by these shareholders may have a material impact on their respective Fund.

2. Agreements and Transactions with Affiliates

For each of the Funds, the Trust has entered into an Investment Management Agreement under which the Investment Manager, a subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects subadvisors for the Funds (subject to Board approval) and monitors the subadvisors’ investment performance, security holdings, and investment strategies. Each Fund’s investment portfolio is managed by portfolio managers who serve pursuant to a subadvisory agreement with the Investment Manager.

Investment management fees are paid directly by each Fund to the Investment Manager based on average daily net assets. The annual investment management fee rates, as a percentage of average daily net assets for the six months ended November 30, 2012, were as follows:

Fund	Investment Management Fee
Capital Appreciation	0.45%
Mid-Cap	0.45%
Emerging Companies	1.25%

The Investment Manager has contractually agreed, until at least October 1, 2013, to waive fees and pay or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of Capital Appreciation, Mid-Cap and Emerging Companies to 0.72%, 0.72% and 1.42%, respectively, of each Fund’s average daily net assets.

Each Fund is obligated to repay the Investment Manager such amounts waived, paid, or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s total operating expenses in any such future year to exceed each Fund’s expense cap. For the six months ended November 30, 2012, each Fund’s components of reimbursement are detailed in the following chart:

	Capital Appreciation	Mid-Cap	Emerging Companies
Reimbursement Available—5/31/12	$1,101,951	$881,812	$309,677
Additional Reimbursements	200,570	183,345	49,108
Repayments	—	—	—
Expired Reimbursements	—	—	—

Reimbursement Available—11/30/12	$1,302,521	$1,065,157	$358,785

The aggregate annual retainer paid to each Independent Trustee of the Board is $80,000, plus $5,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trust receives an additional payment of $20,000 per year. The Chairman of the Audit Committee receives an additional payment of $8,000 per year. The Trustees’ fees and expenses are allocated among all of the Funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such Funds. The “Trustees fees and expenses” shown in the financial statements represents each Fund’s allocated portion of the total fees and expenses paid by the Managers Funds.

The Funds are distributed by Managers Distributors, Inc. (the “Distributor” or “MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers through brokers, dealers or other financial intermediaries who have executed selling agreements with MDI. Subject to the compensation arrangement discussed below, generally MDI bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

33

Notes to Financial Statements (continued)

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the shares of certain classes of the Funds, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of the FINRA regarding asset-based sales charges. Pursuant to the Plan, each Fund may compensate the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each such class of the Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to a certain percentage annually of each Fund’s average daily net assets attributable to each respective class of shares.

The Plan further provides for periodic payments by the Trust or MDI to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments by each class’s shares for shareholder servicing may not exceed an annual rate of 0.25% of the average daily net asset value of the Fund’s shares of each class owned by its clients of such broker, dealer or financial intermediary. The annual percentages of daily net assets for 12b-1 fees congruent with the Plan for each applicable share class of the Funds are detailed in the chart below:

Fund	12b-1 Fees
Capital Appreciation
Class A	0.25%
Class B	1.00%
Class C	1.00%
Class D	0.25%
Class R	0.50%
Mid-Cap Fund
Class A	0.25%
Class B	1.00%
Class C	1.00%
Class D	0.25%
Class R	0.50%

The Securities and Exchange Commission has granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible Managers Funds. Participation in this interfund lending program is voluntary for both borrowing and lending Funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended November 30, 2012, Capital Appreciation borrowed varying amounts up to $8,731,994 for 10 days paying interest of $999 and Mid-Cap borrowed varying amounts up to $17,705,779 for 9 days paying interest of $1,827. The interest amounts are included in the Statement of Operations as miscellaneous expense. At November 30, 2012, the Funds had no loans outstanding.

3. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term securities) for the six months ended November 30, 2012, were as follows:

Fund	Purchases	Sales
Capital Appreciation	$186,479,931	$441,172,172
Mid-Cap	279,126,642	363,017,722
Emerging Companies	17,320,971	24,896,302

The Funds had no purchases or sales of U.S. Government obligations for the fiscal period ended November 30, 2012.

4. Commitments and Contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds have not had prior claims or losses and expect the risk of material loss to be remote.

5. New Accounting Pronouncements

In December 2011, the Financial Account Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” ASU 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under International Financial Reporting Standards (“IFRS”). The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the Statement of Assets and Liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating the impact of ASU 2011-11 on the financial statements and disclosures.

6. Subsequent Events

Effective November 30, 2012, Class A Shares of the Funds will no longer be available for purchase, Class A Shares will no longer charge a front-end sales load and will be renamed to Investor Class Shares. After the close of business on November 30, 2012, the Funds will begin offering Investor Class Shares for purchase.

At the close of business on November 30, 2012, all outstanding Class B Shares of the Funds will automatically convert to a number of full and/or fractional Investor Class Shares equal in value to the shareholder’s Class B Shares of each Fund.

Class C Shares, Class D Shares and Class R Shares of the Funds will close to all new investors and will no longer be available for purchase by existing shareholders. At the close of business on November 30, 2012, all outstanding Class C Shares, Class D Shares and Class R Shares of the Funds will automatically convert to a number of full and/or fractional Investor Class Shares equal in value to the shareholder’s Class C Shares, Class D Shares and Class R Shares of each Fund.

34

Notes to Financial Statements (continued)

Class P Shares of the Funds will close to all new investors and will no longer be available for purchase by existing shareholders. At the close of business on November 30, 2012, all outstanding Class P Shares of the Funds will automatically convert to a number of full and/or fractional Institutional Class Shares equal in value to the shareholder’s Class P Shares of each Fund.

Effective November 30, 2012, the Administration Class Shares of the Funds will be renamed to Service Class Shares.

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require additional disclosure in or adjustment of the Funds’ financial statements.

Annual Renewal of Investment Advisory and Subadvisory Agreements (unaudited)

On June 21-22, 2012, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for each of the Funds identified below and the Subadvisory Agreement with respect to each Fund. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (each a “Peer Group”), performance information for relevant benchmark indices (each a “Fund Benchmark”) and, with respect to the Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 21-22, 2012, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent and quality of services.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager relating to the performance of its duties with respect to the Funds and the Trustees’ familiarity with the Investment Manager’s management through Board meetings, discussions and reports. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadvisor; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and to maintain contractual expense limitations for the Funds. The Trustees also considered the Investment Manager’s risk management processes.

For each Fund, the Trustees also reviewed information relating to the Subadvisor’s operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individual or individuals at the Subadvisor with portfolio management responsibility for the Funds, including the information set forth in each Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance program. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under each Subadvisory Agreement. The Trustees also considered the Subadvisor’s risk management processes.

Performance.

As noted above, the Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the Subadvisor’s performance as compared to an appropriate peer group of managed accounts and also considered the gross performance of the Fund as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and the Subadvisor’s Investment Strategies. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board also noted the Subadvisor’s performance record with respect to the Funds. The Board was mindful of the Investment Manager’s attention to monitoring the Subadvisor’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

Advisory Fees and Profitability.

In considering the reasonableness of the advisory fee charged by the Investment Manager for managing each Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadvisor and, therefore, that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees concluded that, in light of the additional high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by each Fund to

36

Annual Renewal of Investment Advisory and Subadvisory Agreements (continued)

the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists of many funds that do not operate with a manager-of-managers structure. In this regard, the Trustees also noted that the Investment Manager has undertaken to maintain expense limitations for the Funds.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees also reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the Managers Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted the current and potential asset levels of each Fund and the willingness of the Investment Manager to waive fees and pay expenses for all of the Funds from time to time as a means of limiting total expenses. The Trustees also considered management’s discussion of the current asset levels of the Funds, including the effect on assets attributable to the economic and market conditions since 2008, and considered the impact on profitability of the current asset levels and any future growth of assets of the Funds. The Board took into account management’s discussion of the current advisory fee structure. In this regard, the Trustees noted that, unlike a mutual fund that is managed by a single investment adviser, the Funds operate in a manager-of-managers structure. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fees for any Fund at this time. With respect to economies of scale, the Trustees also noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

Subadvisory Fees and Profitability.

In considering the reasonableness of the fee payable by the Investment Manager to the Subadvisor, the Trustees relied on the ability of the Investment Manager to negotiate the terms of each Subadvisory Agreement at arm’s length as part of the manager-of-managers structure, noting that the Subadvisor is not affiliated with the Investment Manager. In addition, the Trustees considered other potential benefits of the subadvisory relationship to the Subadvisor, including, among others, the indirect benefits that the Subadvisor may receive from the Subadvisor’s relationship with the Funds, including any so-called “fallout benefits” to the Subadvisor, such as reputational value derived from the Subadvisor serving as Subadvisor to the Funds, which bear the Subadvisor’s name. In addition, the Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. As a consequence, the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with a Fund were not material factors in the Trustees’ deliberations. For similar reasons, the Trustees did not consider potential economies of scale in the management of a Fund by the Subadvisor to be a material factor in their deliberations at this time.

In addition to the foregoing, the Trustees considered the specific factors and related conclusions set forth below with respect to each Fund.

Managers Cadence Capital Appreciation Fund

Fund Performance.

Among other information relating to the Fund’s performance (including the Fund’s performance for periods prior to its acquisition by The Managers Funds on September 27, 2010), the Trustees noted that the Fund’s performance for Class D shares for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2012 was below the median performance of the Peer Group and below the performance of the Fund Benchmark, the Russell 1000® Growth Index. The Trustees took into account management’s discussion of the Fund’s performance. The Trustees noted the impact of the Fund’s underperformance in 2008 and 2009 on the Fund’s longer term performance. The Trustees concluded that the Fund’s performance is being addressed.

Advisory Fees.

The Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2012 were both lower than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through October 1, 2013, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.72%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees, including subadvisory fees, are reasonable.

Managers Cadence Emerging Companies Fund

Fund Performance.

Among other information relating to the Fund’s performance (including the Fund’s performance for periods prior to its acquisition by the Trust on September 27, 2010), the Trustees noted that the Fund’s performance (all share classes) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2012 was above the median performance of the Peer Group and above the performance of the Fund Benchmark, the Russell Microcap® Growth Index. The Trustees took into account management’s discussion of the Fund’s performance and noted the Fund’s strong recent performance versus its peers. The Trustees concluded that the Fund’s performance has been satisfactory.

37

Annual Renewal of Investment Advisory and Subadvisory Agreements (continued)

Advisory Fees.

The Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2012 were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through October 1, 2013, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.42%. The Trustees also took into account management’s discussion of the Fund’s expenses. The Board also took into account the current size of the Fund and the Peer Group in which the Fund is placed. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the Fund’s performance, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees, including subadvisory fees, are reasonable.

Managers Cadence Focused Growth Fund

Fund Performance.

Among other information relating to the Fund’s performance (including the Fund’s performance for periods prior to its acquisition by the Trust on September 27, 2010), the Trustees noted that the Fund’s performance for Institutional Class shares for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2012 was below, below, below and above, respectively, the median performance of the Peer Group and below the performance of the Fund Benchmark, the Russell 1000® Growth Index. The Trustees took into account management’s discussion of the Fund’s performance. The Trustees concluded that the Fund’s performance is being addressed.

Advisory Fees.

The Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2012 were both lower than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through October 1, 2013, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.71%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees, including subadvisory fees, are reasonable.

Managers Cadence Mid-Cap Fund

Fund Performance.

Among other information relating to the Fund’s performance (including the Fund’s performance for periods prior to its acquisition by the Trust on September 27, 2010), the Trustees noted that the

Fund’s performance for Institutional Class shares for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2012 was above, below, below and below, respectively, the median performance of the Peer Group and above, below, below and below, respectively, the performance of the Fund Benchmark, the Russell Midcap® Growth Index. The Trustees also took into account management’s discussion of the Fund’s performance and noted that the Fund’s performance was generally in-line with the Fund Benchmark’s performance over the 1-year period and that the Fund had outperformed its peers over that same time. The Trustees also noted the impact of the Fund’s underperformance in 2008 and 2009 on its longer term performance. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of all factors considered.

Advisory Fees.

The Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2012 were both lower than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through October 1, 2013, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.72%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees, including subadvisory fees, are reasonable.

*    *    *    *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and each Subadvisory Agreement: (a) the Investment Manager and the Subadvisor have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and each Subadvisory Agreement; (b) the Subadvisor’s Investment Strategy is appropriate for pursuing the applicable Fund’s investment objectives; and (c) the Investment Manager and the Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 21-22, 2012, the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreements (as applicable) for each Fund.

38

Investment Manager and Administrator

Managers Investment Group LLC

800 Connecticut Ave.

Norwalk, CT 06854

(800) 835-3879

Subadvisor

Cadence Capital Management LLC

265 Franklin Street, 11th Floor

Boston, MA 02110

Distributor

Managers Distributors, Inc.

800 Connecticut Ave.

Norwalk, CT 06854

(800) 835-3879

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

Legal Counsel

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Managers

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

Trustees

Jack W. Aber

Bruce B. Bingham

Christine C. Carsman

William E. Chapman, II

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS	BALANCED FUNDS

CADENCE CAPITAL APPRECIATION

CADENCE MID-CAP

CADENCE EMERGING COMPANIES

Cadence Capital Management, LLC

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

FRONTIER SMALL CAP GROWTH

Frontier Capital Management Company, LLC

GW&K SMALL CAP EQUITY

Gannett Welsh & Kotler, LLC

MICRO-CAP

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

RENAISSANCE LARGE CAP GROWTH

Renaissance Group LLC

SKYLINE SPECIAL EQUITIES

PORTFOLIO

Skyline Asset Management, L.P.

SPECIAL EQUITY

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

SYSTEMATIC VALUE

SYSTEMATIC MID CAP VALUE

Systematic Financial Management, L.P.

TIMESSQUARE INTERNATIONAL SMALL

CAP FUND

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TSCM GROWTH EQUITY

TimesSquare Capital Management, LLC

TRILOGY GLOBAL EQUITY

TRILOGY EMERGING MARKETS EQUITY

TRILOGY INTERNATIONAL SMALL CAP

Trilogy Global Advisors, L.P.

YACKTMAN FUND

YACKTMAN FOCUSED FUND

Yacktman Asset Management L.P.

CHICAGO EQUITY PARTNERS BALANCED

Chicago Equity Partners, LLC

ALTERNATIVE FUNDS

FQ GLOBAL ALTERNATIVES

FQ GLOBAL ESSENTIALS

First Quadrant, L.P.

INCOME FUNDS

BOND (MANAGERS)

GLOBAL INCOME OPPORTUNITY

Loomis, Sayles & Co., L.P.

BOND (MANAGERS PIMCO)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Miller Tabak Asset Management LLC

GW&K FIXED INCOME FUND

GW&K MUNICIPAL BOND

GW&K MUNICIPAL ENHANCED YIELD

BOND

Gannett Welsh & Kotler, LLC

HIGH YIELD

J.P. Morgan Investment Management LLC

INTERMEDIATE DURATION GOVERNMENT

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www. sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s Web site at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a) (1)	Not applicable.

(a) (2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a) (3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MANAGERS FUNDS

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date:	February 4, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date:	February 4, 2013

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date:	February 4, 2013